Employee Benefits (Details 5)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Country Of C L [Member]
IfrsStatementLineItems [Line Items]
Annual interest rate	5.93%	6.52%
Voluntary employee turnover rate	4.30%	4.30%
Company's needs rotation rate	6.10%	6.10%
Salary increase	3.70%	3.70%
Country Of C L [Member] | Officers [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	60 years	60 years
Country Of C L [Member] | Other Employees Male [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	65 years	65 years
Country Of C L [Member] | Other Employees Female [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	60 years	60 years
Country Of A R [Member]
IfrsStatementLineItems [Line Items]
Annual interest rate	24.76%	35.79%
Voluntary employee turnover rate	50.00%	50.00%
Company's needs rotation rate	50.00%	50.00%
Salary increase	17.70%	28.10%
Country Of A R [Member] | Officers [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	60 years	60 years
Country Of A R [Member] | Other Employees Male [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	65 years	65 years
Country Of A R [Member] | Other Employees Female [Member]
IfrsStatementLineItems [Line Items]
Actuarial assumption of retirement age	60 years	60 years